K. Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
K. Net Income Loss Per Common Share Tables
Schedule of Earnings Per Share, Basic and Diluted

	For the three months		For the six months
	ended March 31,		ended March 31,
	2014	2013	2014	2013
	(in thousands, except per share data)
Numerator:
Net income (loss)	$(437)	$(5,782)	$(1,132)	$(1,755)
Less net income (loss) attributable to participating securities	-	-	-	-
Net income (loss) attributable to common stockholders – basic	$(437)	$(5,782)	$(1,132)	$(1,755)

Net income (loss)	$(437)	$(5,782)	$(1,132)	$(1,755)
Less gain (loss) on warrant liability for participating
common warrants	-	-	-	-
Net loss attributable to common stockholders – diluted	$(437)	$(5,782)	$(1,132)	$(1,755)

Denominator:
Weighted-average shares used in computing net income per
share attributable to common stockholders – basic	134,550	94,425	134,550	69,664
Effect of potentially dilutive securities:
Common stock warrants	-	-	-	-
Convertible preferred warrants	-	-	-	-
Convertible preferred stock	-	-	-	-
Common stock options	-	-	-	-
Non-participating common stock warrants	-	-	-	-
Weighted-average shares used in computing net income
(loss) per share attributable to common stockholders - diluted	134,550	94,425	134,550	69,664
Basic net income per common share	$0.00	$(0.06)	$(0.01)	$(0.03)
Diluted net income (loss) per common share	$0.00	$(0.06)	$(0.01)	$(0.03)

	Fiscal Year Ended September 30,
	2013	2012
Numerator:
Net income (loss)	$(3,208)	$1,698
Net income attributable to participating securities	-	(842)
Net income (loss) attributable to common stockholders – basic	$(3,208)	$856

Net income (loss)	$(3,208)	$1,698
Less gain (loss) on warrant liability for participating common warrants	-	3,859
Net income (loss) attributable to common stockholders – diluted	$(3,208)	$(2,161)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	106,554	61,593
Effect of potentially dilutive securities:
Common stock warrants	—	9,448
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted	106,554	71,041
Basic net income (loss) per common share	$(0.03)	$0.01
Diluted net income (loss) per common share	$(0.03)	$(0.03)